                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          Sectoral Asset Management Inc.
                 ---------------------------------
   Address:       1000 Sherbrooke West, Suite 2120
                 ---------------------------------
                  Montreal, QC H3A 3G4 Canada
                 ---------------------------------

Form 13F File Number:  28-10673
                      ----------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jerome Pfund
         -------------------------------
Title:    Chief Executive Officer
         -------------------------------
Phone:    514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

       Jerome Pfund         Montreal, Quebec, Canada        May 5, 2006
   --------------------   ----------------------------    ---------------
       [Signature]          [City, Province, Country]          [Date]

Report Type (Check only one.):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None
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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     67
                                        --------------------

Form 13F Information Table Value Total:     $2,209,710
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                      SECTORAL ASSET MANAGEMENT INC.
                       FORM 13F INFORMATION TABLE
                    FOR THE PERIOD ENDED MARCH 31, 2006


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ALEXION PHARM INC         COMMON           015351109     92408  2608912  SH            SOLE                 104365  1959919  544628
ALEXION PHARMACEUTIC      COMMON           015351109      4151   117200  SH     PUT    SOLE                 102600        0   14600
ALKERMES INC              COMMON           01642T108     14265   646930  SH            SOLE                   1220   450200  195510
ALLERGAN INC              COMMON           018490102     10308    95000  SH            SOLE                      0    95000       0
ALNYLAM PHARMACUETCL      COMMON           02043Q107     11080   629889  SH            SOLE                 117000   437772   75117
AMGEN INC                 COMMON           031162100    120878  1661550  SH            SOLE                    550  1388000  273000
AMYLIN PHARM INC          COMMON           032346108    104277  2130280  SH            SOLE                    280  1848000  282000
ANADYS PHARMACEUTICL      COMMON           03252Q408     21948  1362403  SH            SOLE                 123423   800000  438980
ANDRX GROUP               COMMON           034553107     10825   456000  SH            SOLE                      0   456000       0
ARIAD PHARMACEUTICAL      COMMON           04033A100      2161   328400  SH            SOLE                 284700        0   43700
ASTRAZENECA               SP ADR           046353108      1724    34330  SH            SOLE                   1330        0   33000
BARR PHARMACEUTICALS      COMMON           068306109      6361   101000  SH            SOLE                      0   101000       0
BIOGEN IDEC INC           COMMON           09062X103     71633  1520860  SH            SOLE                    860  1228000  292000
BOSTON LIFE               COMMON           100843705       243    80000  SH            SOLE                      0    80000       0
BRISTOL MYERS SQUIBB      COMMON           110122108     20615   837663  SH            SOLE                 213870        0  623793
CELGENE CORP              COMMON           151020104      7898   178600  SH     PUT    SOLE                 158600        0   20000
CELGENE CORP              COMMON           151020104    162160  3667115  SH            SOLE                 159250  3005865  502000
COTHERIX INC              COMMON           22163T103     26660  2916901  SH            SOLE                 396028  1931586  589287
CRITICAL THERAPEUTIC      COMMON           22674T105      9390  1844857  SH            SOLE                 344758  1011199  488900
CV THERAPEUTICS INC       COMMON           126667104       243    11000  SH     CALL   SOLE                      0        0   11000
CV THERAPEUTICS INC       COMMON           126667104     66343  3004670  SH            SOLE                 190791  2370779  443100
DOV PHARMACEUTICAL        COMMON           259858108      6616   414000  SH            SOLE                      0   414000       0
ELI LILLY & CO            COMMON           532457108     19592   354281  SH            SOLE                  87590         0  266691
ENDO PHARM HLDGS INC      COMMON           29264F205     15767   480560  SH            SOLE                    560    480000       0
FIRST HORIZON PHARM       COMMON           32051K106     10185   404000  SH            SOLE                      0    404000       0
FOREST LABS INC           COMMON           345838106     17004   381000  SH            SOLE                      0    381000       0
GENZYME CORP              COMMON           372917104    107542  1599845  SH            SOLE                  64250   1362695  172900
GILEAD SCIENCES INC       COMMON           375558103    113614  1826000  SH            SOLE                      0   1624000  202000
HANA BIOSCIENCE           COMMON           40963P105     12370  1178124  SH            SOLE                 203124    549400  425600
HUMAN GENOME SCI          COMMON           444903108     39687  3651025  SH            SOLE                      0   3230025  421000
ICOS CORP                 COMMON           449295104     57816  2622042  SH            SOLE                   1230   2105812  515000
ILLUMINA INC              COMMON           452327109     38430  1618104  SH            SOLE                  75600   1373166  169338
IMCLONE SYSTEMS           COMMON           45245W109      3334    98000  SH     CALL   SOLE                  98000         0       0
IMCLONE SYSTEMS INC       COMMON           45245W109     60699  1784211  SH            SOLE                      0   1566211  218000
IMPAX LABS INC            COMMON           45256B101      3696   370000  SH            SOLE                      0    370000       0


INSPIRE PHARMACEUTIC      COMMON           457733103      2155   412000  SH            SOLE                      0    412000       0
INTERMUNE INC             COMMON           45884X103     72958  3935162  SH            SOLE                 192675   3306059  436428
INVITROGEN CORP           COMMON           46185R100     58521   834466  SH            SOLE                      0    742466   92000
K V PHARMACEUTICAL        CLASS A          482740206      5306   220000  SH            SOLE                      0    220000       0
MEDAREX INC               COMMON           583916101      3240   245084  SH            SOLE                      0    176584   68500
MEDICINES CO              COMMON           584688105     83077  4038750  SH            SOLE                   3150   3293600  742000
MEDIMMUNE INC             COMMON           584699102     71038  1942000  SH            SOLE                      0   1726000  216000
MGI PHARMA INC            COMMON           552880106     16165   923729  SH            SOLE                 228980    518649  176100
MILLENNIUM PHARMA         COMMON           599902103     37364  3703079  SH            SOLE                      0   3276079  427000
MOMENTA PHARMACEUTIC      COMMON           60877T100     20711  1053434  SH            SOLE                 187550    542000  323884
MYLAN LABS INC            COMMON           628530107     12449   532000  SH            SOLE                      0    532000       0
MYOGEN INC                COMMON           62856E104     30653   847000  SH            SOLE                      0    755000   92000
NABI BIOPHARMACEUTIC      COMMON           629519109       287    50900  SH            SOLE                   1900         0   49000
NEUROCRINE BIOSCIENC      COMMON           64125C109     88381  1369403  SH            SOLE                      0   1216403  153000
NOVEN PHARMACEUTICAL      COMMON           670009109      3944   219000  SH            SOLE                      0    219000       0
NPS PHARMACEUTICALS       COMMON           62936P103     10680  1250643  SH            SOLE                      0   1101643  149000
ONYX PHARMACEUTICALS      COMMON           683399109    100161  3814190  SH            SOLE                 140270   2976530  697390
OSI PHARMACEUTICALS       COMMON           671040103     91825  2860592  SH            SOLE                 127100   2244592  488900
PFIZER INC                COMMON           717081103     20041   804231  SH            SOLE                 185031         0  619200
PHARMION CORP             COMMON           71715B409     17900   993366  SH            SOLE                      0    933366   60000
PROGENICS PHARMACEUT      COMMON           743187106     51969  1961834  SH            SOLE                 133900   1612834  215100
QLT INC                   COMMON           746927102     17845  2320589  SH            SOLE                 301060   1344000  675529
RENOVIS INC               COMMON           759885106      2359   110670  SH            SOLE                    670         0  110000
SCHERING PLOUGH CORP      COMMON           806605101      5297   278940  SH            SOLE                   2940         0  276000
SEPRACOR INC              COMMON           817315104     14301   293000  SH            SOLE                      0    293000       0
SIRNA THERAPEUTICS        COMMON           829669100      6408   950711  SH            SOLE                      0    850711  100000
SOMAXON PHARMA            COMMON           834453102      2049   128000  SH            SOLE                 111000         0   17000
TANOX INC                 COMMON           87588Q109     44338  2283111  SH            SOLE                 100781   1791161  391169
TARO PHARM INDS LTD       ORD              M8737E108     11831   848690  SH            SOLE                 181690    568000   99000
TEVA PHARMACEUTICAL       ADR              881624209     26723   648930  SH            SOLE                   1130    619000   28800
WATSON PHARMACEUTCLS      COMMON           942683103      7731   269000  SH            SOLE                      0    269000       0
XENOGEN                   COMMON           98410R108        80    20400  SH            SOLE                  20400         0       0